                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07096
                 ----------------------------------------------

                   Investment Grade Municipal Income Fund Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.
---------------------------------

[UBS GLOBAL ASSET MANAGEMENT LOGO]

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

Semiannual Report

March 31, 2005

Investment Grade Municipal Income Fund Inc.

May 26, 2005

DEAR SHAREHOLDER,

We present you with the semiannual report for Investment Grade Municipal Income
Fund Inc. (the "Fund") for the six months ended March 31, 2005.

PERFORMANCE

For the six-month period, the Fund's net asset value return was 1.22%. On a market price basis, the Fund declined 4.11%. Over the same period, the Fund's peer group, the Lipper General Municipal Debt Funds (Leveraged) median posted net asset value and market price returns of 2.66% and -0.75%, respectively.
Finally, the Fund's benchmark, the Lehman Brothers U.S. Municipal Index (the
"Index"), returned 1.21%. (For more performance information, please refer to
"Performance At A Glance" on page 5). As the market price for both the Fund and the median of its peer group moved down while net asset values appreciated, discounts widened during the period.

The Fund continued to use leverage during the period, which was 41% of total assets as of March 31, 2005. Leverage can magnify returns on the upside and on the downside, and the degree of leverage can create wider dispersions of returns within the Fund's peer group.

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

INVESTMENT GOAL:

High level of current income exempt from federal income tax, consistent with preservation of capital.

PORTFOLIO MANAGER:

William Veronda
UBS Global Asset Management (US) Inc.

COMMENCEMENT:

November 6, 1992

NYSE SYMBOL:

PPM

DIVIDEND PAYMENTS:

Monthly

AN INTERVIEW WITH PORTFOLIO MANAGER WILLIAM VERONDA

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. The US economy faced a number of challenges during the reporting period, including record high oil prices, rising interest rates, a mixed job market, uncertainty surrounding the presidential election and geopolitical events.
   Despite these issues, the economy proved to be surprisingly resilient.
   Following a robust 4.0% gain in the third quarter of 2004, gross domestic product (GDP) growth was 3.8% in the fourth quarter. Preliminary estimates for first quarter 2005 GDP growth were 3.5%.

--------------------------------------------------------------------------------
                                                                               1

Investment Grade Municipal Income Fund Inc.

Q. HOW DID THE FED REACT TO THESE ECONOMIC CONDITIONS?

A. As expected, the Federal Reserve Board (the "Fed") continued to raise interest rates over the period in an attempt to ward off a potential increase in inflation. Following three rate hikes from June through September 2004, the Fed increased its target for the federal funds rate (or "fed funds"
   rate)-the rate that banks charge one another for funds they borrow on an overnight basis-in 0.25% increments four times during the reporting period.
   This series of seven rate hikes brought the fed funds rate from 1.00% in June
   2003 to 2.75% by the end of March 2005.

   Toward the end of the period, the Fed appeared to become increasingly concerned about inflation. Coinciding with the March rate hike, the Fed continued to say it expected to raise rates at a "measured" pace. However, it also said that inflationary pressures "have picked up in recent months and pricing power is more evident," whereas in February it stated that inflation was "well contained." Many market participants believed this telegraphed the potential for rate hikes larger than 0.25% in the future. The Fed raised rates again after the period closed, bringing the rate to 3.0%.

Q: HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE PERIOD?

A: Given our expectation that yields would rise in concert with the Fed's tightening cycle, the Fund's duration was shorter than the benchmark during the period. While this led to mixed results over the period, our yield curve positioning generally enhanced results. Given our expectations that the yield curve would flatten, whereby the gap between short- and long-term yields narrows, we maintained a barbell strategy for the portfolio. In doing so, we held relative overweights in both short-term and longer-term securities, coupled with an underweight in the 2- to 8-year portion of the curve. This positioning proved to be beneficial for results as longer-term securities performed well, and the 2- to 8-year segment of the yield curve lagged the overall market.

Q: COULD YOU DESCRIBE SOME NEW PURCHASES MADE FOR THE FUND OVER THE PERIOD?

A: We added Los Angeles Department of Water and Power bonds to the Fund's portfolio. These securities offer a 5.0% coupon and mature in 2027. We also purchased Massachusetts Bay Transportation bonds with a coupon of 5.0%, maturing in 2032. These additions were consistent with our theme of emphasizing bonds on the long end of the curve. We subsequently sold the

--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

   Massachusetts Bay Transportation bonds as they performed well over the period, and we believed became richly valued.

   We also purchased New Jersey Educational Facilities Authority bonds, issued on behalf of Princeton University. We felt these AAA-rated securities, which offer a 5.0% coupon and mature in 2029, were compellingly priced.

Q: WERE THERE ANY STATES THAT YOU FOUND TO BE PARTICULARLY ATTRACTIVE?

A: We focused on states that we believed were exhibiting improved fiscal health and whose municipal bonds were attractively valued. For example, we held several blocks of bonds from the California tax-exempt market. Following its financial crisis in 2003, there have been considerable improvements in the state's fiscal situation. Our holdings in California enhanced results as the state's bonds continued to outperform the overall market during the period.
   Given this appreciation, we believe California municipal securities are fairly valued given their underlying fundamental risks.

Q: WHAT IS YOUR VIEW ON THE HEALTHCARE AND TOBACCO SECTORS?

A: Given an environment of declining government reimbursements, we were negative on the healthcare sector in general. However, as the period progressed we selectively purchased certain hospital bonds we believed offered yields that fairly compensated investors for their risks. This strategy proved beneficial for the Fund. We continued to avoid tobacco settlement bonds as we maintain a negative long-term outlook for the sector. This positioning detracted from results over the period, as these more speculative tobacco bonds performed well.

Q: WHICH SECTORS DID YOU EMPHASIZE OVER THE FISCAL YEAR?

A: The Fund's portfolio is highly diversified and is exposed to a wide variety of sectors. Having said that, one area that we found attractive was the airport sector. Unlike the troubled airline industry, airports have performed well as the economy has improved. Both business and consumer flight trends have surpassed their pre-September 11, 2001 levels.

Q: CAN YOU EXPLAIN HOW THE USE OF LEVERAGE CAN AFFECT THE FUND'S PORTFOLIO?

A: As of March 31, 2005, 41% of the Fund's total assets were leveraged. This means that the Fund had "borrowed" money by issuing preferred shares. While leverage can increase the Fund's short-term volatility, we believe it better positions us to seek our goal of generating high current income that is exempt from federal income tax, consistent with the preservation of capital.

--------------------------------------------------------------------------------
                                                                               3

Investment Grade Municipal Income Fund Inc.

Q. HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

A. At this point, it appears that US economic growth will be sustainable, despite the increase in oil prices. In particular, consumer spending has remained solid and corporate capital expenditures appear to be improving. In terms of the Fund's portfolio, we expect to remain defensively positioned and anticipate continuing to employ a barbell positioning structure. We will look for opportunities where individual securities appear to be structurally mispriced and focus on states with improving balance sheets whose bonds are attractively valued.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ W. Douglas Beck                  /s/ William Veronda
W. Douglas Beck, CFA                 William Veronda
President                            Portfolio Manager
Investment Grade Municipal Income    Investment Grade Municipal Income Fund Inc.
Fund Inc.                            Executive Director
Executive Director                   UBS Global Asset Management (US) Inc.
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended March 31, 2005. The views and opinions in the letter were current as of May 26, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice.
Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent.

We encourage you to consult your financial advisor regarding your personal investment program.

*     Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing.
      Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

PERFORMANCE AT A GLANCE (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 3/31/05



NET ASSET VALUE RETURNS                                   6 MONTHS        1 YEAR       5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.                  1.22%          3.68%        6.86%       6.51%
-----------------------------------------------------------------------------------------------------------
Lipper General Municipal Debt Funds (Leveraged) median       2.66%          4.49%        8.14%       6.96%
-----------------------------------------------------------------------------------------------------------

MARKET PRICE RETURNS
-----------------------------------------------------------------------------------------------------------
Investment Grade Municipal Income Fund Inc.                 (4.11)%        (8.45)%       8.24%       7.53%
-----------------------------------------------------------------------------------------------------------
Lipper General Municipal Debt Funds (Leveraged) median      (0.75)%        (2.90)%       9.17%       6.90%
-----------------------------------------------------------------------------------------------------------


Past performance does not predict future performance. The return and value of an investment will fluctuate, so that an investor's shares, when sold, may be worth more or less than their original cost. NAV return assumes, for illustration only, that dividends were reinvested at the net asset value on the payable dates. NAV and market price returns for periods of less than one year are cumulative. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

Lipper peer group data calculated by Lipper Inc.; used with permission. The
Lipper median is the return of the fund that places in the middle of the peer group.



SHARE PRICE, DIVIDEND AND YIELDS AS OF 3/31/05
-------------------------------------------------------------------------------------------------

Market Price                                                                             $13.17
-------------------------------------------------------------------------------------------------
Net Asset Value (per share applicable to common shareholders)                            $15.50
-------------------------------------------------------------------------------------------------
12-Month Net Investment Income Dividend to Common Shareholders (period ended 3/31/05)   $0.8375
-------------------------------------------------------------------------------------------------
March 2005 Dividend                                                                     $0.0625
-------------------------------------------------------------------------------------------------
Market Yield*                                                                             5.69%
-------------------------------------------------------------------------------------------------
NAV Yield*                                                                                4.84%
-------------------------------------------------------------------------------------------------


*     Market yield is calculated by multiplying the March dividend by 12 and dividing by the month-end market price. NAV yield is calculated by multiplying the March dividend by 12 and dividing by the month-end net asset value. Prices and yields will vary.

--------------------------------------------------------------------------------
                                                                               5

Investment Grade Municipal Income Fund Inc.

PORTFOLIO STATISTICS (UNAUDITED)



CHARACTERISTICS                 3/31/05                                 9/30/04                                 3/31/04
-----------------------------------------------------------------------------------------------------------------------

Net Assets Applicable to
  Common Shareholders (mm)        $160.5                                 $163.7                                  $164.5
-----------------------------------------------------------------------------------------------------------------------
Weighted Average Maturity       11.5 yrs                               11.7 yrs                                11.2 yrs
-----------------------------------------------------------------------------------------------------------------------
Weighted Average Duration        4.3 yrs                                5.1 yrs                                 5.1 yrs
-----------------------------------------------------------------------------------------------------------------------
Weighted Average Coupon             5.1%                                   5.5%                                    5.3%
-----------------------------------------------------------------------------------------------------------------------
Leverage**                         40.6%                                  39.4%                                   40.0%
-----------------------------------------------------------------------------------------------------------------------
Callable/Maturing Within Five
  Years*                           19.5%                                   9.1%                                    6.0%
-----------------------------------------------------------------------------------------------------------------------
Callable/Maturing Beyond Five
  Years*                           80.5%                                  90.9%                                   94.0%
-----------------------------------------------------------------------------------------------------------------------

PORTFOLIO COMPOSITION***        3/31/05                                9/30/04                                 3/31/04
-----------------------------------------------------------------------------------------------------------------------
Long-Term Municipal Bonds         147.9%                                 160.2%                                  155.1%
-----------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Notes         18.6                                    6.4                                     9.6
-----------------------------------------------------------------------------------------------------------------------
Futures                             0.1                                   (0.0)****                               (0.1)
-----------------------------------------------------------------------------------------------------------------------
Other Assets Less Liabilities       1.9                                    0.6                                     2.3
-----------------------------------------------------------------------------------------------------------------------
Liquidation Value of auction
  preferred shares                (68.5)                                 (67.2)                                  (66.9)
-----------------------------------------------------------------------------------------------------------------------
TOTAL                             100.0%                                 100.0%                                  100.0%
-----------------------------------------------------------------------------------------------------------------------

CREDIT QUALITY***               3/31/05                                9/30/04                                 3/31/04
-----------------------------------------------------------------------------------------------------------------------
AAA                                66.3%                                  59.2%                                   47.0%
-----------------------------------------------------------------------------------------------------------------------
AA                                 27.5                                   40.3                                    46.4
-----------------------------------------------------------------------------------------------------------------------
A                                  22.6                                   29.4                                    27.6
-----------------------------------------------------------------------------------------------------------------------
BBB                                18.2                                   18.0                                    20.7
-----------------------------------------------------------------------------------------------------------------------
A1                                 18.6                                    6.4                                     9.6
-----------------------------------------------------------------------------------------------------------------------
Nonrated                           13.3                                   13.3                                    13.4
-----------------------------------------------------------------------------------------------------------------------
Futures                             0.1                                   (0.0)****                               (0.1)
-----------------------------------------------------------------------------------------------------------------------
Other Assets Less Liabilities       1.9                                    0.6                                     2.3
-----------------------------------------------------------------------------------------------------------------------
Liquidation Value of auction
  preferred shares                (68.5)                                 (67.2)                                  (66.9)
-----------------------------------------------------------------------------------------------------------------------
TOTAL                             100.0%                                 100.0%                                  100.0%
-----------------------------------------------------------------------------------------------------------------------

TOP FIVE STATES*                3/31/05                                9/30/04                                 3/31/04
-----------------------------------------------------------------------------------------------------------------------
California                         19.8%     California                   17.7%         New York                  16.0%
-----------------------------------------------------------------------------------------------------------------------
Texas                              10.4      New York                     11.4          California                12.7
-----------------------------------------------------------------------------------------------------------------------
New York                            9.9      Texas                        10.7          Texas                     11.6
-----------------------------------------------------------------------------------------------------------------------
North Carolina                      5.8      Florida                       6.3          Indiana                    6.3
-----------------------------------------------------------------------------------------------------------------------
Indiana                             5.6      Indiana                       5.8          Illinois                   5.0
-----------------------------------------------------------------------------------------------------------------------
TOTAL                              51.5%                                  51.9%                                   51.6%
-----------------------------------------------------------------------------------------------------------------------

TOP FIVE SECTORS*               3/31/05                                9/30/04                                 3/31/04
-----------------------------------------------------------------------------------------------------------------------
Power                              21.2%     Power                        22.0%         Power                     23.5%
-----------------------------------------------------------------------------------------------------------------------
Hospital                           10.9      Lease                        12.4          Water & Sewer             15.7
-----------------------------------------------------------------------------------------------------------------------
Lease                              10.7      Water & Sewer                 9.4          Lease                     12.7
-----------------------------------------------------------------------------------------------------------------------
Water                               8.9      Hospital                      6.8          Escrowed to Maturity       6.7
-----------------------------------------------------------------------------------------------------------------------
University                          7.9      Escrowed to Maturity          6.1          Pre-refunded               5.3
-----------------------------------------------------------------------------------------------------------------------
TOTAL                              59.6%                                  56.7%                                   63.9%
-----------------------------------------------------------------------------------------------------------------------


*    Weightings represent percentages of total investments as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

**   As a percentage of total assets as of the dates indicated.

***  As a percentage of net assets applicable to common shareholders as of the dates indicated. Credit quality ratings designated by Standard & Poor's
     Rating Group, an independent rating agency.

**** Represents less than (0.05)% of net assets applicable to common shareholders.

--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

PORTFOLIO OF INVESTMENTS-MARCH 31, 2005 (UNAUDITED)



 PRINCIPAL
   AMOUNT                                       MOODY'S     S&P      MATURITY      INTEREST
   (000)                                         RATING   RATING      DATES         RATES         VALUE
------------------------------------------------------------------------------------------------------------

LONG-TERM MUNICIPAL BONDS - 147.91%
------------------------------------------------------------------------------------------------------------
ARIZONA - 1.59%
$  2,380    Arizona State Transportation
            Board Highway Revenue-
            Series B                             Aa1       AAA       07/01/18      5.250%      $ 2,559,000
------------------------------------------------------------------------------------------------------------
ARKANSAS - 1.05%
    1,620   Little Rock Capital Improvement
            Revenue Parks & Recreation
            Projects-Series A                     NR       NR        01/01/18      5.700         1,687,700
------------------------------------------------------------------------------------------------------------
CALIFORNIA - 33.02%
    5,000   California State Department
            Water Resources Revenue-
            Series A                              A2      BBB+       05/01/16      5.875         5,578,150
------------------------------------------------------------------------------------------------------------
    5,000   California State Economic
            Recovery General Obligation-
            Series A (FGIC Insured)              Aaa       AAA       07/01/14      5.250         5,531,900
------------------------------------------------------------------------------------------------------------
    4,000   California State Economic
            Recovery General Obligation-
            Series A (MBIA Insured)              Aaa       AAA       07/01/12      5.000         4,359,680
------------------------------------------------------------------------------------------------------------
    3,000   California Statewide
            Communities Development
            Authority-Irvine Apartment
            Communities-Series A-3               Baa2      BBB       05/15/25+     5.100         3,135,000
------------------------------------------------------------------------------------------------------------
    1,750   California Statewide
            Communities Development
            Authority Revenue-Kaiser
            Permanente-Series H                   NR        A        04/01/34+     2.625++       1,704,693
------------------------------------------------------------------------------------------------------------
    2,150   Fontana Redevelopment Agency
            Tax Allocation Jurupa Hills
            Redevelopment Project A               NR       A-        10/01/17      5.500         2,260,574
------------------------------------------------------------------------------------------------------------
    2,905   Inglewood Unified School District
            1998 Election-Series C (FSA
            Insured)                             Aaa       AAA       10/01/28      5.000         3,006,646
------------------------------------------------------------------------------------------------------------
    5,000   Los Angeles County Sanitation
            Funding Authority Revenue-
            Series A (FSA Insured)               Aaa       AAA       10/01/18      5.000         5,292,500
------------------------------------------------------------------------------------------------------------
    3,000   Los Angeles Water & Power
            Revenue Power Systems-
            Series A (MBIA Insured)              Aaa       AAA       07/01/16      5.000         3,200,160
------------------------------------------------------------------------------------------------------------
    3,200   Los Angeles Water & Power
            Revenue Power Systems-
            Series A-A-1 (FSA Insured)           Aaa       AAA       07/01/21      5.250         3,406,336
------------------------------------------------------------------------------------------------------------
    5,000   Los Angeles Water & Power
            Revenue Power Systems
            Refunding-Series A, Subseries
            A-2 (MBIA Insured)                   Aaa       AAA       07/01/27      5.000         5,153,000
------------------------------------------------------------------------------------------------------------
    6,000   Los Angeles Water & Power
            Revenue Power Systems-
            Series A-A-1 (MBIA Insured)#         Aaa       AAA       07/01/14      5.000         6,470,220
------------------------------------------------------------------------------------------------------------
    3,500   Metropolitan Water District of
            Southern California
            Waterworks-Series A                  Aaa       AAA       03/01/18      5.250         3,898,860
------------------------------------------------------------------------------------------------------------
                                                                                                52,997,719
------------------------------------------------------------------------------------------------------------
COLORADO - 1.11%
    1,672   University of Colorado
            Participation Interests               NR       A+        12/01/13      6.000         1,779,422
------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                               7

Investment Grade Municipal Income Fund Inc.

PORTFOLIO OF INVESTMENTS-MARCH 31, 2005 (UNAUDITED)



PRINCIPAL
  AMOUNT                                                MOODY'S     S&P    MATURITY   INTEREST
  (000)                                                  RATING   RATING     DATES      RATES       VALUE
--------------------------------------------------------------------------------------------------------------

LONG-TERM MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------------------------------------
FLORIDA - 2.11%
  $ 1,175             Gainesville Utilities Systems
                      Revenue-Series A                     Aa2       AA     10/01/20   5.250%      $1,271,221
--------------------------------------------------------------------------------------------------------------
    2,000             Orlando Utilities Commission
                      Water & Electric Revenue-
                      Series A                             Aa1       AA     10/01/19   5.000        2,107,840
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,379,061
--------------------------------------------------------------------------------------------------------------
ILLINOIS - 0.94%
    1,200             Illinois Educational Facilities
                      Authority Revenue-Augustana
                      College-Series A                     Baa1      NR     10/01/22   5.625        1,250,232
--------------------------------------------------------------------------------------------------------------
      250             Metropolitan Pier & Exposition
                      Authority                             A1       NR     06/15/27   6.500          251,213
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,501,445
--------------------------------------------------------------------------------------------------------------
INDIANA - 9.38%
    1,000             Clark Pleasant Community School
                      Building Corp. First Mortgage
                      (AMBAC Insured)                      Aaa       AAA    07/15/17   5.500        1,091,450
--------------------------------------------------------------------------------------------------------------
    4,480             Indiana Health Facility Financing
                      Authority Revenue Ascension
                      Health Subordinated
                      Credit-A#                            Aa3       AA-    04/01/10   5.000        4,738,406
--------------------------------------------------------------------------------------------------------------
    3,305             Indiana Transportation Financing
                      Authority Airport Facilities
                      Lease Revenue-Series A                A1       AA-    11/01/12   5.500        3,429,169
--------------------------------------------------------------------------------------------------------------
    2,000             Indiana Transportation Financing
                      Authority Airport Facilities
                      Lease Revenue-Series A                A1       AA-    11/01/17   5.500        2,075,140
--------------------------------------------------------------------------------------------------------------
    3,400             Marion County Convention &
                      Recreational Facilities Authority
                      Excise Tax Revenue-Series A
                      (MBIA Insured)                       Aaa       AAA    06/01/17   5.500        3,714,908
--------------------------------------------------------------------------------------------------------------
                                                                                                   15,049,073
--------------------------------------------------------------------------------------------------------------
KENTUCKY - 4.97%
    7,750             Boone County Pollution Control
                      Revenue-Dayton Power &
                      Light Co.-Series A                   Baa2     BBB-    11/15/22   6.500        7,982,500
--------------------------------------------------------------------------------------------------------------
MASSACHUSETTS - 6.32%
    5,865             Massachusetts State
                      Consolidated Loan-Series A           Aa2       AA     08/01/16   5.000        6,314,493
--------------------------------------------------------------------------------------------------------------
    1,305             University of Massachusetts
                      Building Authority Revenue
                      Refunding-Series 05-1
                      (AMBAC Insured)                      Aaa       AAA    05/01/12   5.000        1,409,570
--------------------------------------------------------------------------------------------------------------
    1,235             University of Massachusetts
                      Building Authority Revenue
                      Refunding-Series 05-1
                      (AMBAC Insured)                      Aaa       AAA    05/01/13   5.000        1,334,862
--------------------------------------------------------------------------------------------------------------
    1,000             University of Massachusetts
                      Building Authority Revenue
                      Refunding-Series 05-1
                      (AMBAC Insured)                      Aaa       AAA    05/01/14   5.000        1,082,390
--------------------------------------------------------------------------------------------------------------
                                                                                                   10,141,315
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

PORTFOLIO OF INVESTMENTS-MARCH 31, 2005 (UNAUDITED)



 PRINCIPAL
  AMOUNT                                                  MOODY'S       S&P   MATURITY  INTEREST
   (000)                                                  RATING      RATING    DATES    RATES            VALUE
--------------------------------------------------------------------------------------------------------------------

LONG-TERM MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
MICHIGAN - 4.96%
$  3,425               Michigan State Building Authority
                       Revenue Program-Series III           Aa3         AA-    10/15/16   5.375%       $ 3,728,832
--------------------------------------------------------------------------------------------------------------------
    2,055              Michigan State Hospital Finance
                       Authority Revenue Ascension
                       Health Subordinated Credit-A         Aa3         AA-    05/01/12   5.000          2,184,506
--------------------------------------------------------------------------------------------------------------------
    2,000              Michigan State Strategic Fund
                       Limited Obligation
                       Revenue-Ford Motor Co.
                       Project-Series A                     Baa1       BBB-    02/01/06   7.100          2,052,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                         7,965,838
--------------------------------------------------------------------------------------------------------------------
MINNESOTA - 0.95%
    1,500              Shakopee Health Care
                       Facilities-Saint Francis
                       Regional Medical Center
                       Revenue Refunding                     NR         BBB    09/01/17   5.000          1,526,205
--------------------------------------------------------------------------------------------------------------------
NEVADA - 4.22%
    6,750              Clark County Pollution Control
                       Revenue-Nevada Power Co.
                       Project-Series B (FGIC Insured)      Aaa         AAA    06/01/19   6.600          6,773,557
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY - 6.47%
   10,000              New Jersey State Educational
                       Facilities Authority Revenue
                       Princeton University-Series D#       Aaa         AAA    07/01/29   5.000         10,389,600
--------------------------------------------------------------------------------------------------------------------
NEW MEXICO - 0.67%
    1,000              University of New Mexico
                       Revenue Sub-Lien-Series A            Aa3         AA     06/01/16   5.250          1,078,460
--------------------------------------------------------------------------------------------------------------------
NEW YORK - 15.29%
    4,030              Long Island Power Authority
                       Electric Systems Revenue-
                       Series C                              A3         A-     09/01/17   5.500          4,356,510
--------------------------------------------------------------------------------------------------------------------
    1,765              Metropolitan Transportation
                       Authority New York Dedicated
                       Tax Fund-Series A (FSA
                       Insured)                             Aaa         AAA    11/15/24   5.250          1,879,072
--------------------------------------------------------------------------------------------------------------------
    2,500              New York City General
                       Obligation-Series G                   A1          A     08/01/13   5.000          2,661,875
--------------------------------------------------------------------------------------------------------------------
    1,625              Triborough Bridge & Tunnel
                       Authority Revenue-Series B           Aa3         AA-    11/15/18   5.250          1,758,380
--------------------------------------------------------------------------------------------------------------------
    3,140              Triborough Bridge & Tunnel
                       Authority Revenue-Series B           Aa3         AA-    11/15/19   5.250          3,390,164
--------------------------------------------------------------------------------------------------------------------
    3,350              Triborough Bridge & Tunnel
                       Authority Revenue-Series Y           Aa3         AAA    01/01/12   6.000          3,770,492
--------------------------------------------------------------------------------------------------------------------
    6,400              Triborough Bridge & Tunnel
                       Authority Revenue-
                       Subordinate Bonds                     A1         A+     11/15/30   5.250          6,730,240
--------------------------------------------------------------------------------------------------------------------
                                                                                                        24,546,733
--------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA - 9.61%
    5,000              North Carolina Eastern Municipal
                       Power Agency-Series A
                       (Escrowed to Maturity)               Baa2        BBB    01/01/11   5.500          5,362,950
--------------------------------------------------------------------------------------------------------------------
    2,000              North Carolina Eastern Municipal
                       Power Agency-Series A
                       (Escrowed to Maturity)               Baa2        BBB    01/01/12   5.500          2,153,740
--------------------------------------------------------------------------------------------------------------------


                                                                               9

Investment Grade Municipal Income Fund Inc.

PORTFOLIO OF INVESTMENTS-MARCH 31, 2005 (UNAUDITED)



PRINCIPAL
 AMOUNT                                                   MOODY'S     S&P    MATURITY  INTEREST
  (000)                                                    RATING   RATING     DATES     RATES         VALUE
-------------------------------------------------------------------------------------------------------------------

LONG-TERM MUNICIPAL BONDS - (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA - (concluded)
  $ 3,065                North Carolina Eastern Municipal
                         Power Agency-Series A
                         (Escrowed to Maturity)              Baa2      AAA    01/01/21   6.400%       $ 3,701,692
-------------------------------------------------------------------------------------------------------------------
    4,545                North Carolina State Public
                         Improvement-Series A                Aa1       AAA    03/01/24   4.000          4,213,670
-------------------------------------------------------------------------------------------------------------------
                                                                                                       15,432,052
-------------------------------------------------------------------------------------------------------------------
OHIO - 6.67%
    2,185                Ohio State Higher Education
                         -Series B                           Aa1       AA+    11/01/17   5.250          2,358,533
-------------------------------------------------------------------------------------------------------------------
    8,000                Ohio State Water Development
                         Authority-Water Quality
                         Pollution Control                   Aaa       AAA    06/01/24   5.000          8,346,160
-------------------------------------------------------------------------------------------------------------------
                                                                                                       10,704,693
-------------------------------------------------------------------------------------------------------------------
OREGON - 0.67%
    1,000                Portland Sewer Systems
                         Revenue-Series A                    Aaa       AAA    06/01/18   5.250          1,079,000
-------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA - 5.08%
    5,000                Northumberland County
                         Authority-Guaranteed Lease
                         Revenue-Mountain View
                         Manor Project                        NR       NR     10/01/20   7.000          5,125,650
-------------------------------------------------------------------------------------------------------------------
    3,000                Susquehanna Area Regional
                         Airport Authority Airport
                         Systems Revenue-Subseries D         Baa2      NR     01/01/18   5.375          3,021,480
-------------------------------------------------------------------------------------------------------------------
                                                                                                        8,147,130
-------------------------------------------------------------------------------------------------------------------
PUERTO RICO - 8.85%
    8,010                Puerto Rico Commonwealth
                         Refunding-Public
                         Improvement-Series C                Baa1      A-     07/01/18   5.000          8,388,232
-------------------------------------------------------------------------------------------------------------------
    3,000                Puerto Rico Housing Finance
                         Authority-Capital Funding
                         Program (HUD Insured)               Aa3       AA     12/01/18   5.000          3,146,010
-------------------------------------------------------------------------------------------------------------------
    2,425                Puerto Rico Public Buildings
                         Authority Revenue-
                         Guaranteed Government
                         Facilities-Series D
                         (Pre-refunded with U.S.
                         Government Securities to
                         07/01/12 @ 100)                     Baa1      A-     07/01/13   5.375          2,664,905
-------------------------------------------------------------------------------------------------------------------
                                                                                                       14,199,147
-------------------------------------------------------------------------------------------------------------------
RHODE ISLAND - 0.09%
      145                Rhode Island Housing &
                         Mortgage Finance Corp.
                         Homeownership Opportunity-
                         Series 10-A                         Aa2       AA+    04/01/27   6.500            145,158
-------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA - 0.67%
    1,000                Greenville Waterworks Revenue       Aa1       AAA    02/01/20   5.250          1,077,090
-------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA - 2.88%
    3,329                Lower Brule Sioux Tribe**            NR       NR     08/15/15   6.000          3,345,521
-------------------------------------------------------------------------------------------------------------------
    1,258                Standing Rock South Dakota
                         New Public Housing**                 NR       NR     08/07/13   6.000          1,284,221
                                                                                                        4,629,742
-------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

PORTFOLIO OF INVESTMENTS-MARCH 31, 2005 (UNAUDITED)



PRINCIPAL
 AMOUNT                                                  MOODY'S  S&P    MATURITY INTEREST
  (000)                                                   Rating RATING   DATES     RATES            VALUE
-------------------------------------------------------------------------------------------------------------------

LONG-TERM MUNICIPAL BONDS - (CONCLUDED)
-------------------------------------------------------------------------------------------------------------------
TENNESSEE - 1.66%
$  2,500               Memphis-Shelby County Airport
                       Authority Special Facilities
                       Revenue-Federal Express Corp.        Baa2  BBB    09/01/09   5.000%       $   2,672,225
-------------------------------------------------------------------------------------------------------------------
TEXAS - 16.54%
    2,475              Alvin Independent School District
                       School House-Series A                Aaa   AAA    02/15/17   5.375            2,668,347
-------------------------------------------------------------------------------------------------------------------
    4,000              Coastal Bend Health Facilities
                       Development-Incarnate Word
                       Health System (Escrowed to
                       Maturity) (AMBAC Insured)            Aaa   AAA    01/01/17   6.300            4,553,520
-------------------------------------------------------------------------------------------------------------------
    1,335              Eagle Mountain & Saginaw
                       Independent School District
                       Unlimited Tax-School Building        Aaa   AAA    08/15/14   5.375            1,451,893
-------------------------------------------------------------------------------------------------------------------
    2,825              Fort Worth Water & Sewer
                       Revenue                              Aa2   AA     02/15/16   5.625            3,150,383
-------------------------------------------------------------------------------------------------------------------
    6,921              Harris County Texas Lease@            NR   NR     05/01/20   6.750            6,728,528
-------------------------------------------------------------------------------------------------------------------
    3,007              Houston Community College
                       System Certificates of
                       Participation@                        NR   NR     06/15/25   7.875            3,117,155
-------------------------------------------------------------------------------------------------------------------
    1,485              Lower Colorado River Authority
                       Transmission Contract Revenue        Aaa   AAA    05/15/20   5.250            1,580,916
-------------------------------------------------------------------------------------------------------------------
    3,000              San Antonio Electric & Gas
                       Revenue                              Aa1   AA     02/01/20   5.375            3,299,460
-------------------------------------------------------------------------------------------------------------------
                                                                                                    26,550,202
-------------------------------------------------------------------------------------------------------------------
WASHINGTON - 2.14%
    1,920              Metropolitan Park District Tacoma
                       (AMBAC Insured)                      Aaa   AAA    12/01/14   6.000            2,169,850
-------------------------------------------------------------------------------------------------------------------
    1,115              Metropolitan Park District Tacoma
                       (AMBAC Insured)                      Aaa   AAA    12/01/16   6.000            1,258,902
-------------------------------------------------------------------------------------------------------------------
                                                                                                     3,428,752
-------------------------------------------------------------------------------------------------------------------
Total Long-Term Municipal Bonds (cost-$233,288,537)                                                237,422,819
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL NOTES - 18.56%
-------------------------------------------------------------------------------------------------------------------
ALASKA - 2.68%
    4,300              Valdez Marine Terminal Revenue
                       Refunding-Exxon Pipeline Co.
                       Project-Series C                     Aaa  A-1+    04/01/05   2.200*           4,300,000
-------------------------------------------------------------------------------------------------------------------
GEORGIA - 1.81%
    2,900              Hapeville Development Authority
                       Industrial Development
                       Revenue-Hapeville Hotel Ltd.         P-1   NR     04/01/05   2.240*           2,900,000
-------------------------------------------------------------------------------------------------------------------
KENTUCKY - 2.18%
    3,500              Kentucky Economic Development
                       Finance Authority Hospital
                       Facilities Revenue Refunding-
                       Baptist Healthcare-Series C
                       (MBIA Insured)                       Aaa   A-1    04/01/05   2.290*           3,500,000
-------------------------------------------------------------------------------------------------------------------
MISSOURI - 1.80%
    2,890              Missouri State Health &
                       Educational Facilities Authority
                       Revenue-Washington
                       University-Series A                  Aa1  A-1+    04/01/05   2.300*           2,890,000
-------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              11

Investment Grade Municipal Income Fund Inc.

PORTFOLIO OF INVESTMENTS-MARCH 31, 2005 (UNAUDITED)



PRINCIPAL
 AMOUNT                                                   MOODY'S       S&P    MATURITY  INTEREST
  (000)                                                    RATING     RATING     DATES     RATES               VALUE
---------------------------------------------------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL NOTES - (CONCLUDED)
---------------------------------------------------------------------------------------------------------------------------
NEW MEXICO - 2.43%
$   3,900                Hurley Pollution Control Revenue
                         Updates-Kennecott Santa Fe          P-1        A-1+    04/01/05   2.300%*        $     3,900,000
---------------------------------------------------------------------------------------------------------------------------
NEW YORK - 1.18%
    1,900                Port Authority New York & New
                         Jersey Special Obligation
                         Revenue Versatile Structure
                         Obligation-5                       VMIG-1      A-1+    04/01/05   2.300*               1,900,000
---------------------------------------------------------------------------------------------------------------------------
TEXAS - 0.81%
    1,300                North Central Health Facility
                         Development Corp. Revenue
                         Methodist Hospitals Dallas-
                         Series B (MBIA Insured)             Aaa        A-1+    04/01/05   2.300*               1,300,000
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA - 5.67%
    9,100                Roanoke Industrial Development
                         Authority Hospital Revenue
                         Refunding Carilion Health
                         Systems-Series D                   VMIG-1       A-1+    04/01/05   2.300*              9,100,000
---------------------------------------------------------------------------------------------------------------------------
Total Short-Term Municipal Notes (cost-$29,790,000)                                                            29,790,000
---------------------------------------------------------------------------------------------------------------------------
Total Investments (cost-$263,078,537)-166.47%                                                                 267,212,819
---------------------------------------------------------------------------------------------------------------------------
Other assets in excess of liabilities-2.06%                                                                     3,308,044
---------------------------------------------------------------------------------------------------------------------------
Liquidation value of auction preferred shares-(68.53)%                                                       (110,000,000)
---------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to common shareholders-100.00%                                                      $   160,520,863
---------------------------------------------------------------------------------------------------------------------------


+     The maturity date reflects the mandatory date bond will be put back to issuer.

++    Floating rate security. The interest rate shown is the current rate as of
      March 31, 2005.

#     Entire or partial amount pledged as collateral for futures transactions.

*     Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of March 31, 2005.

**    Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities, which represent 2.88% of net assets applicable to common shareholders as of March 31, 2005, are considered illiquid and restricted. (See table below for more information).



                                                               ACQUISITION                   MARKET
                                                                COST AS A                  VALUE AS A
                                                                PERCENTAGE                 PERCENTAGE
ILLIQUID AND                     ACQUISITION    ACQUISITION    OF COMMON       MARKET     OF COMMON
RESTRICTED SECURITIES              DATE(S)          COST       NET ASSETS      VALUE      NET ASSETS
-----------------------------------------------------------------------------------------------------

Lower Brule Sioux Tribe, 6.000%,
  08/15/15                        09/06/01       $3,328,712       2.07%      $3,345,521      2.08%
-----------------------------------------------------------------------------------------------------
Standing Rock South Dakota New
  Public Housing, 6.000%,
  08/07/13                        08/08/02        1,257,770       0.78        1,284,221      0.80
-----------------------------------------------------------------------------------------------------
                                                 $4,586,482       2.85%      $4,629,742      2.88%
-----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

PORTFOLIO OF INVESTMENTS-MARCH 31, 2005 (UNAUDITED)

@   The securities detailed in the table below are considered illiquid and restricted which represent 6.13% of net assets applicable to common shareholders as of March 31, 2005.



                                                         ACQUISITION                   MARKET
                                                          COST AS A                  VALUE AS A
                                                          PERCENTAGE                 PERCENTAGE
ILLIQUID AND                 ACQUISITION   ACQUISITION    OF COMMON       MARKET     OF COMMON
RESTRICTED SECURITIES          DATE(S)         COST       NET ASSETS      VALUE      NET ASSETS
-----------------------------------------------------------------------------------------------

Harris County Texas Lease,
  6.750%, 05/01/20          09/07/00       $6,921,001        4.31%     $6,728,528       4.19%
-----------------------------------------------------------------------------------------------
Houston Community College
  System Certicates of
  Participation, 7.875%,
  06/15/25                  04/22/02        3,007,095        1.87       3,117,155       1.94
-----------------------------------------------------------------------------------------------
                                           $9,928,096        6.18%     $9,845,683       6.13%
-----------------------------------------------------------------------------------------------


AMBAC -  American Municipal Bond Assurance Corporation

FGIC  -  Financial Guaranty Insurance Company

FSA   -  Financial Security Assurance

HUD   -  Housing and Urban Development

MBIA  -  Municipal Bond Investors Assurance

NR    -  Not Rated



 NUMBER OF                                   IN          EXPIRATION      UNREALIZED
 CONTRACTS     CONTRACTS TO RECEIVE     EXCHANGE FOR        DATE        APPRECIATION
------------------------------------------------------------------------------------

FUTURES CONTRACTS
               U.S. Treasury Note
     90          5 Year Futures        $9,703,901        June 2005        $ 65,464
------------------------------------------------------------------------------------
               U.S. Treasury Note
    145          10 Year Futures        15,969,376       June 2005         125,860
------------------------------------------------------------------------------------
                                                                          $191,324
------------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                                              13

Investment Grade Municipal Income Fund Inc.
STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 2005 (UNAUDITED)



ASSETS:

Investments in securities, at value (cost-$263,078,537)                   $ 267,212,819
---------------------------------------------------------------------------------------
Cash                                                                             60,597
---------------------------------------------------------------------------------------
Receivable for interest                                                       3,512,747
---------------------------------------------------------------------------------------
Other assets                                                                     32,704
---------------------------------------------------------------------------------------
Total assets                                                                270,818,867
---------------------------------------------------------------------------------------
LIABILITIES:
Payable to investment advisor and administrator                                 161,922
---------------------------------------------------------------------------------------
Payable for variation margin                                                    111,328
---------------------------------------------------------------------------------------
Dividends payable to auction preferred shareholders                              14,065
---------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                           10,689
---------------------------------------------------------------------------------------
Total liabilities                                                               298,004
---------------------------------------------------------------------------------------
Auction Preferred Shares Series A, B and C-2,200 non-participating shares authorized, issued and outstanding; $0.001 par value;
  $50,000 liquidation value per share                                       110,000,000
---------------------------------------------------------------------------------------
Net assets applicable to common shareholders                              $ 160,520,863
---------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common Stock-$0.001 par value; 199,998,400 shares authorized;
  10,356,667 shares issued and outstanding                                  153,239,012
---------------------------------------------------------------------------------------
Undistributed net investment income                                             310,870
---------------------------------------------------------------------------------------
Accumulated net realized gain from investment activities and futures          2,645,375
---------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures                        4,325,606
---------------------------------------------------------------------------------------
Net assets applicable to common shareholders                              $ 160,520,863
---------------------------------------------------------------------------------------
Net asset value per common share ($160,520,863 applicable to
  10,356,667 common shares outstanding)                                   $       15.50
---------------------------------------------------------------------------------------


                 See accompanying notes to financial statements
--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

STATEMENT OF OPERATIONS



                                                                          FOR THE SIX
                                                                          MONTHS ENDED
                                                                         MARCH 31, 2005
                                                                           (UNAUDITED)
---------------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                                                     $6,277,187
----------------------------------------------------------------------------------------

EXPENSES:
Investment advisory and administration fees                                   1,228,212
----------------------------------------------------------------------------------------
Auction Preferred Shares expenses                                               159,803
----------------------------------------------------------------------------------------
Custody and accounting                                                           81,881
----------------------------------------------------------------------------------------
Professional fees                                                                33,639
----------------------------------------------------------------------------------------
Reports and notices to shareholders                                              32,755
----------------------------------------------------------------------------------------
Directors' fees                                                                   9,353
----------------------------------------------------------------------------------------
Transfer agency fees                                                              8,868
----------------------------------------------------------------------------------------
Other expenses                                                                   34,481
----------------------------------------------------------------------------------------
                                                                              1,588,992
----------------------------------------------------------------------------------------
Less: Fee waivers by investment advisor and administrator                      (272,936)
----------------------------------------------------------------------------------------
Net expenses                                                                  1,316,056
----------------------------------------------------------------------------------------
Net investment income                                                         4,961,131
----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains from:
----------------------------------------------------------------------------------------
  Investments                                                                 2,072,748
----------------------------------------------------------------------------------------
  Futures                                                                       655,040
----------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
----------------------------------------------------------------------------------------
  Investments                                                                (4,936,154)
----------------------------------------------------------------------------------------
  Futures                                                                       252,649
----------------------------------------------------------------------------------------
Net realized and unrealized loss from investment activities                  (1,955,717)
----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO AUCTION PREFERRED SHAREHOLDERS
  FROM:
Net investment income (848,457) Net realized gain from investment activities   (152,322)
----------------------------------------------------------------------------------------
Total dividends and distributions to auction preferred shareholders          (1,000,779)
----------------------------------------------------------------------------------------
Net increase in net assets applicable to common shareholders resulting
  from operations                                                            $2,004,635
---------------------------------------------------------------------------------------


                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                                                              15

Investment Grade Municipal Income Fund Inc.

STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS



                                                              For the Six
                                                              Months Ended         For the
                                                             March 31, 2005       Year Ended
                                                               (unaudited)   September 30, 2004
------------------------------------------------------------------------------------------------

FROM OPERATIONS:
Net investment income                                       $   4,961,131    $   9,641,849
------------------------------------------------------------------------------------------------
Net realized gains from investment activities and futures       2,727,788        1,889,676
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
  investments and futures                                      (4,683,505)        (316,692)
------------------------------------------------------------------------------------------------
COMMON SHARE EQUIVALENT OF DIVIDENDS AND
  DISTRIBUTIONS TO AUCTION PREFERRED
  SHAREHOLDERS FROM:
Net investment income                                            (848,457)        (863,818)
------------------------------------------------------------------------------------------------
Net realized gains from investment activities                    (152,322)        (318,688)
------------------------------------------------------------------------------------------------
Total dividends and distributions paid to auction
  preferred shareholders                                       (1,000,779)      (1,182,506)
------------------------------------------------------------------------------------------------
Net increase in net assets applicable to common
  shareholders resulting from operations                        2,004,635       10,032,327
------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
  SHAREHOLDERS FROM:
Net investment income                                          (4,013,209)      (9,631,721)
------------------------------------------------------------------------------------------------
Net realized gains from investment activities                  (1,207,587)      (5,116,194)
------------------------------------------------------------------------------------------------
Total dividends and distributions to common
  shareholders                                                 (5,220,796)     (14,747,915)
------------------------------------------------------------------------------------------------
Auction preferred shares offering expenses                             --         (435,135)
------------------------------------------------------------------------------------------------
Net decrease in net assets applicable to common
  shareholders                                                 (3,216,161)      (5,150,723)
------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                           163,737,024      168,887,747
------------------------------------------------------------------------------------------------
End of period                                               $ 160,520,863    $ 163,737,024
------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income             $     310,870    $     211,405
------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements
--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Investment Grade Municipal Income Fund Inc. (the "Fund") was incorporated in
Maryland on August 6, 1992, and is registered with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. There can be no assurance that the
Fund's investment objective will be achieved.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS-The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix"
systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of
Directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Securities traded in the over-the-counter ("OTC") market are valued at the last bid price available on the valuation date prior to valuation.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME-Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions

--------------------------------------------------------------------------------
                                                                              17

Investment Grade Municipal Income Fund Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

FUTURES CONTRACTS-Upon entering into a financial futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through which the transaction was effected, an amount of cash and/or municipal obligations equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin" are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. Variation margin calls could be substantial in the event of adverse price movements.

Using financial futures contracts involves various market risks. If the Fund was unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The
Fund would continue to be subject to market risk with respect to the position.
In addition, the Fund would continue to be required to make variation margin payments and might be required to maintain the position being hedged or to maintain cash or securities in a segregated account. Furthermore, certain characteristics of the futures market might increase the risk that movements in the prices of the financial futures contracts might not correlate perfectly with movements in the prices of the investments being hedged, including temporary price distortion.

DIVIDENDS AND DISTRIBUTIONS-The Fund intends to pay monthly dividends to common shareholders at a level rate that over time will result in the distribution of all of the Fund's net investment income remaining after the payment of dividends on any outstanding auction preferred shares. The dividend rate on the common stock is adjusted as necessary to reflect the earnings rate of the Fund.
Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends to auction preferred shareholders are accrued daily.
The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

CONCENTRATION OF RISK

The Fund follows an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an investment advisory and administration contract
("Advisory Contract") with UBS Global Asset Management (US) Inc. ("UBS Global
AM"), under which UBS Global AM serves as investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 0.90% of the Fund's average weekly net assets applicable to holders of common and auction preferred shares. UBS Global AM has agreed to waive 0.20% of the advisory and administration fee, so that the Fund's effective fee is 0.70% of average weekly net assets applicable to holders of common and auction preferred shares. This waiver will continue indefinitely unless the Board agrees to any change. At
March 31, 2005, the Fund owed UBS Global AM $161,922, which is $208,186 investment advisory and administration fees less fees waived of $46,264. For the six months ended March 31, 2005, UBS Global AM waived $272,936 in investment advisory and administration fees from the Fund.

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in his becoming an interested director of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. UBS
Global AM executes Fund portfolio transactions through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended March 31, 2005, the Fund purchased and sold certain securities
(e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $24,855,800. Morgan Stanley received compensation for these trades in the form of a "mark-up" or "mark-down" of the price of the securities. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

--------------------------------------------------------------------------------
                                                                              19

Investment Grade Municipal Income Fund Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

AUCTION PREFERRED SHARES

The Fund has issued 800 shares of auction preferred shares Series A, 800 shares of auction preferred shares Series B, and 600 shares of auction preferred shares
Series C, which are referred to herein collectively as the "APS." All shares of each series of APS have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

Dividends, which are cumulative, are generally reset every 7 days for each
Series of APS. Dividend rates ranged from 1.390% to 2.450% for the six months ended March 31, 2005.

The Fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

The APS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the
APS will vote separately as a class on certain matters, as required by law. The holders of the APS have the right to elect two directors of the Fund.

The redemption of the Fund's APS is outside of the control of the Fund because it is redeemable upon the occurrence of an event that is not solely within the control of the Fund.

Offering expenses of $435,135 were charged to paid-in-capital of the Fund in connection with the offering of APS during the year ended September 30, 2004.

PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2005, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $54,774,785 and
$76,365,286 respectively.

FEDERAL TAX STATUS

The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal
Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The tax character of distributions paid during the fiscal year ended September
30, 2004 was as follows:

DISTRIBUTIONS PAID FROM:           2004
-------------------------------------------
Tax-exempt income               $10,491,297
-------------------------------------------
Ordinary income                       4,242
-------------------------------------------
Net long-term capital gains       5,434,882
-------------------------------------------
Total distributions paid        $15,930,421
-------------------------------------------

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending September 30, 2005.

For federal income tax purposes, which was substantially the same for book purposes, the tax cost of investments and the components of net unrealized appreciation of investments at March 31, 2005 were as follows:

Tax cost of investments        $263,078,537
-------------------------------------------
Gross unrealized appreciation     5,435,834
------------------------------ ------------
Gross unrealized depreciation    (1,301,552)
-------------------------------------------
Net unrealized appreciation      $4,134,282
-------------------------------------------

--------------------------------------------------------------------------------
                                                                              21

Investment Grade Municipal Income Fund Inc.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:



                                                                                       FOR THE SIX
                                                                                       MONTHS ENDED
                                                                                      MARCH 31, 2005
                                                                                       (UNAUDITED)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE,
  BEGINNING OF PERIOD                                                                     $15.81
----------------------------------------------------------------------------------------------------
Net investment income                                                                       0.48
----------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses) from investment activities                      (0.19)
----------------------------------------------------------------------------------------------------
Common share equivalent of dividends and distributions paid to auction preferred shareholders from:
  Net investment income                                                                    (0.08)
----------------------------------------------------------------------------------------------------
  Net realized gains from investment activities                                            (0.01)
----------------------------------------------------------------------------------------------------
Total dividends and distributions paid to auction preferred shareholders                   (0.09)
----------------------------------------------------------------------------------------------------
Net increase from operations                                                                0.20
----------------------------------------------------------------------------------------------------
Dividends and distributions paid to common shareholders from:
  Net investment income                                                                    (0.39)
----------------------------------------------------------------------------------------------------
  Net realized gains from investment activities                                            (0.12)
----------------------------------------------------------------------------------------------------
Total dividends and distributions paid to common shareholders                              (0.51)
----------------------------------------------------------------------------------------------------
Auction preferred shares offering expenses                                                     -
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                            $15.50
----------------------------------------------------------------------------------------------------
MARKET VALUE, END OF PERIOD                                                               $13.17
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(2)                                                                 (4.11)%
----------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS ATTRIBUTABLE TO COMMON SHARES:
Total expenses, net of fee waivers by advisor                                               1.61%
----------------------------------------------------------------------------------------------------
Total expenses, before fee waivers by advisor                                               1.95%
----------------------------------------------------------------------------------------------------
Net investment income before auction preferred shares dividends                             6.08%
----------------------------------------------------------------------------------------------------
Auction preferred shares dividends from net investment income                               1.04%
----------------------------------------------------------------------------------------------------
Net investment income available to common shareholders, net of fee waivers by advisor       5.04%
----------------------------------------------------------------------------------------------------
Net investment income available to common shareholders, before fee waivers by advisor       4.70%
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000's)                     $160,521
----------------------------------------------------------------------------------------------------
Portfolio turnover                                                                            21%
----------------------------------------------------------------------------------------------------
Asset coverage per share of auction preferred shares, end of period                     $122,964
----------------------------------------------------------------------------------------------------


(1)   Distribution equal to $0.0042 per share.

(2)   Total investment return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions to common shareholders at prices obtained under the Fund's
      Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions and has not been annualized for the period of less than one year. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.



                        FOR THE YEARS ENDED SEPTEMBER 30,
----------------------------------------------------------------------------

    2004            2003            2002           2001            2000
----------------------------------------------------------------------------
  $16.31          $16.46          $16.15         $15.91           $16.09
----------------------------------------------------------------------------
    0.93            0.95            1.11           1.17             1.18
----------------------------------------------------------------------------
    0.14            0.13            0.29           0.46            (0.13)
----------------------------------------------------------------------------
   (0.08)          (0.07)          (0.12)         (0.23)           (0.31)
----------------------------------------------------------------------------
   (0.03)          (0.02)          (0.01)         (0.07)           (0.00)(1)
----------------------------------------------------------------------------
   (0.11)          (0.09)          (0.13)         (0.30)           (0.31)
----------------------------------------------------------------------------
    0.96            0.99            1.27           1.33             0.74
----------------------------------------------------------------------------
   (0.93)          (0.96)          (0.93)         (0.90)           (0.90)
----------------------------------------------------------------------------
   (0.49)          (0.18)          (0.03)         (0.19)           (0.02)
----------------------------------------------------------------------------
   (1.42)          (1.14)          (0.96)         (1.09)           (0.92)
----------------------------------------------------------------------------
   (0.04)              -               -              -                -
----------------------------------------------------------------------------
  $15.81          $16.31          $16.46        $ 16.15           $15.91
----------------------------------------------------------------------------
  $14.25          $14.86          $15.60        $ 15.39           $13.75
----------------------------------------------------------------------------
    5.57%           2.76%           7.96%         20.59%            5.90%
----------------------------------------------------------------------------
    1.53%           1.45%           1.48%          1.49%            1.52%
----------------------------------------------------------------------------
    1.86%           1.66%           1.67%          1.68%            1.71%
----------------------------------------------------------------------------
    5.91%           5.89%           6.89%          7.30%            7.48%
----------------------------------------------------------------------------
    0.53%           0.44%           0.73%          1.42%            1.99%
----------------------------------------------------------------------------
    5.38%           5.45%           6.16%          5.88%            5.49%
----------------------------------------------------------------------------
    5.05%           5.24%           5.97%          5.69%            5.30%
----------------------------------------------------------------------------
$163,737        $168,888        $170,454       $167,295         $164,769
----------------------------------------------------------------------------
      45%             51%             21%             8%              14%
----------------------------------------------------------------------------
$124,426        $155,555        $156,534       $154,559         $152,980
----------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              23

Investment Grade Municipal Income Fund Inc.

GENERAL INFORMATION (UNAUDITED)

THE FUND

Investment Grade Municipal Income Fund Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the New York
Stock Exchange ("NYSE"). The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund's investment advisor and administrator is
UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, which had approximately $50.7 billion in assets under management as of March 31, 2005.

SHAREHOLDER INFORMATION

The Fund's NYSE trading symbol is "PPM." Comparative net asset value and market price information about the Fund is published weekly in The Wall Street Journal,
The New York Times and Barron's, as well as in numerous other publications.

An annual meeting of shareholders of the Fund was held on January 20, 2005. At the meeting Margo N. Alexander, Richard Q. Armstrong, David J. Beaubien, Richard
R. Burt, Meyer Feldberg, Carl W. Schafer and William D. White were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified or until they resign or are otherwise removed. The shares were voted as indicated below:

COMMON STOCK AND APS SHARES VOTING AS A SINGLE CLASS



                                                    SHARES FOR AS A           SHARES
TO VOTE FOR OR WITHHOLD               SHARES          % OF TOTAL             WITHHOLD
AUTHORITY IN THE ELECTION OF:       VOTED FOR        SHARES VOTED            AUTHORITY
---------------------------------------------------------------------------------------

Richard Q. Armstrong              9,626,381.372        92.9289%            236,538.439
---------------------------------------------------------------------------------------
David J. Beaubien                 9,626,785.372        92.9328%            236,134.439
---------------------------------------------------------------------------------------
Richard R. Burt                   9,623,713.372        92.9031%            239,206.439
---------------------------------------------------------------------------------------
Carl W. Schafer                   9,623,273.372        92.8989%            239,646.439
---------------------------------------------------------------------------------------
William D. White                  9,626,785.372        92.9328%            236,134.439
---------------------------------------------------------------------------------------


AUCTION PREFERRED SHARES



                                                 SHARES FOR AS A      SHARES
TO VOTE FOR OR WITHHOLD              SHARES         % OF TOTAL       WITHHOLD
AUTHORITY IN THE ELECTION OF:      VOTED FOR       SHARES VOTED      AUTHORITY
------------------------------------------------------------------------------

Margo N. Alexander                    1,870            85.000%            0
------------------------------------------------------------------------------
Meyer Feldberg                        1,870            85.000%            0
------------------------------------------------------------------------------


The Fund is not aware of any broker non-votes. (Broker non-votes are shares held in street name for which the Broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.)

--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

You may obtain a description of the Fund's proxy voting policies and procedures
(and information regarding how the Fund voted any proxies related to portfolio securities during the 12-month period ended June 30, 2004), without charge, upon request by contacting the Fund directly at 1-800-647-1568, online on the Fund's
Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's
Web site (http://www.sec.gov).

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the
Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's
Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the
operation of the SEC's Public Reference Room may be obtained by calling
1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647-1568.

DIVIDEND REINVESTMENT PLAN

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all common shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common shareholders elect to receive cash. Common shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A common shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and common shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on the share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a common shareholder to take all subsequent distributions in cash.
An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

--------------------------------------------------------------------------------
                                                                              25

Investment Grade Municipal Income Fund Inc.

GENERAL INFORMATION (UNAUDITED)

DIVIDEND REINVESTMENT PLAN (CONCLUDED)

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares of common stock in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The
Plan also may be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 43027, Providence,
Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331-1710.

--------------------------------------------------------------------------------

DIRECTORS

Richard Q. Armstrong                Meyer Feldberg
Chairman
                                    Carl W. Schafer

Margo N. Alexander                  William D. White

David J. Beaubien

Richard R. Burt

PRINCIPAL OFFICERS

W. Douglas Beck                     Elbridge T. Gerry III
President                           Vice President

Mark F. Kemper                      William Veronda
Vice President and Secretary        Vice President

Thomas Disbrow
Vice President and Treasurer

INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment
Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

(copyright) 2005 UBS Global Asset Management (US) Inc. All rights reserved.

                                                               -------------
[UBS LOGO]                                                       Presorted
                                                                 Standard
      UBS Global Asset Management (US) Inc.                     US Postage
      51 West 52nd Street                                          PAID
      New York, NY 10019-6114                                  Smithtown, NY
                                                                Permit 700
                                                               -------------

ITEM 2.  CODE OF ETHICS.
------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 6.  SCHEDULE OF INVESTMENTS.
---------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
--------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
--------------------------------------------------------------------------

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

There were no purchases made by or on behalf of the registrant or any
"affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities
Exchange Act of 1934, as amended, of shares of the registrant's equity securities made in the period covered by this report.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

The registrant's Board has established a Nominating and Corporate Governance
Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the
Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and
Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New
York, New York 10019-6114, and indicate on the envelope "Nominating and
Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11.  CONTROLS AND PROCEDURES.
----------------------------------

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
         Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.
-------------------

     (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of
         2002 is attached hereto as Exhibit EX-99.CERT.

     (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - The registrant has not engaged in such a solicitation during the period covered by this report.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Municipal Income Fund Inc.

By:      /s/ W. Douglas Beck
         --------------------
         W. Douglas Beck
         President

Date:    June 8, 2005
         ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ W. Douglas Beck
       --------------------
       W. Douglas Beck
       President

Date:  June 8, 2005
       ------------

By:    /s/ Thomas Disbrow
       ------------------
       Thomas Disbrow
       Vice President and Treasurer

Date:  June 8, 2005
       ------------